Pay vs Performance Disclosure	3 Months Ended	12 Months Ended				45 Months Ended
	Apr. 14, 2020	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Set forth below is information about the relationship between “compensation actually paid” to our NEOs and certain financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation – Compensation Discussion and Analysis” beginning on page 26.

							Value of Initial Fixed $100
							Investment Based on:
					Average
	Summary		Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Altria	Peer Group
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Total	Total		Adjusted
	for First	to First	for Second	to Second	for Non-CEO	to Non-CEO	Shareholder	Shareholder	Net	Diluted
	CEO (1)	CEO (1)(2)	CEO (1)	CEO (1)(2)	NEOs (3)	NEOs (3)	Return	Return (4)	Income (5)	EPS (6)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($ in millions)	($)
2023	—	—	18,528,628	14,405,880	5,705,089	4,627,220	112.08	127.99	8,130	4.95
2022	—	—	16,199,700	18,053,441	5,304,553	5,884,220	116.24	133.76	5,764	4.84
2021	—	—	12,626,972	14,938,175	3,917,487	4,933,885	111.37	122.64	2,475	4.61
2020	17,835,316	883,271	12,238,397	8,561,449	4,992,680	3,046,417	89.62	105.56	4,467	4.36

(1)	The First CEO is Howard A. Willard III who retired as Chairman and CEO effective April 14, 2020. The Second CEO is William F. Gifford, Jr. who was elected CEO effective April 16, 2020.
(2)

The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. The following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
				Change in		Prior-Year
			Value	Fair Value for		Fair Value
			for Outstanding	Outstanding	Change in	for Forfeited
	Grant Date Fair	Change in	Awards	Awards	Fair Value	Awards	Dividend	Pension
	Value of Equity	Pension	Granted This	Granted in	for Vested	Granted in any	Equivalents	Service
	Awards (b)	Value (c)	Year (d)	Prior Years (e)	Awards (f)	Prior Year (g)	Paid (h)	Costs (i)
Year	($)	($)	($)	($)	($)	($)	($)	($)
First CEO Adjustments
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	6,269,997	1,046,316	—	—	(203,296)	(9,853,475)	343,661	77,378
Second CEO Adjustments
2023	6,600,049	3,630,508	5,503,248	(2,307,816)	76,121	—	1,075,548	1,760,708
2022	6,500,044	—	5,808,532	(720,892)	127,685	—	1,011,334	2,127,126
2021	6,000,059	2,487,905	6,312,998	1,652,234	61,320	—	775,597	1,997,018
2020	5,707,085	3,162,720	5,180,587	(1,434,026)	(203,296)	—	524,929	1,124,663
Average Non-CEO NEOs Adjustments
2023	1,855,961	910,096	1,557,063	(632,748)	(74,348)	—	376,508	461,714
2022	1,921,542	—	1,717,117	(212,267)	56,245	—	335,235	604,879
2021	1,806,406	441,174	1,900,621	502,384	22,142	—	274,281	564,549
2020	1,985,373	1,622,524	1,788,516	(553,066)	(76,170)	—	184,480	317,873

(a)

Fair values shown apply updated assumptions from the grant date assumptions described in the “Stock Plans” note to our consolidated financial statements for each applicable year’s Annual Report on Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of each year’s last day or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of each year or, if earlier, the vesting date.

(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for each year from December 31 of the prior year to December 31 of the applicable year.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during that same year.
(e)	For awards granted in a prior year, reflects the change in fair value between the year-end and the previous year-end for outstanding and unvested awards.

(f)	For awards that vested, reflects the change in fair value between the end of the previous year and the vest date.
(g)	Reflects the fair value as of the end of the prior year for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.
(3)

The non-CEO NEOs included in the 2021, 2022 and 2023 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman. The non-CEO NEOs included in the 2020 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Charles N. Whitaker.

(4)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2023 Form 10-K.
(5)	Net income represents net earnings attributable to Altria as disclosed in the applicable year’s Form 10-K.
(6)

Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Company Selected Measure Name		Adjusted diluted EPS
Named Executive Officers, Footnote

(1)	The First CEO is Howard A. Willard III who retired as Chairman and CEO effective April 14, 2020. The Second CEO is William F. Gifford, Jr. who was elected CEO effective April 16, 2020.
(3)

The non-CEO NEOs included in the 2021, 2022 and 2023 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Heather A. Newman. The non-CEO NEOs included in the 2020 average compensation are Salvatore Mancuso, Murray R. Garnick, Jody L. Begley and Charles N. Whitaker.

Peer Group Issuers, Footnote
(4)	The peer group is the S&P 500 Food, Beverage & Tobacco Index, which is the same peer group used in the performance graph in Part II, Item 5 of our 2023 Form 10-K.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. The following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
				Change in		Prior-Year
			Value	Fair Value for		Fair Value
			for Outstanding	Outstanding	Change in	for Forfeited
	Grant Date Fair	Change in	Awards	Awards	Fair Value	Awards	Dividend	Pension
	Value of Equity	Pension	Granted This	Granted in	for Vested	Granted in any	Equivalents	Service
	Awards (b)	Value (c)	Year (d)	Prior Years (e)	Awards (f)	Prior Year (g)	Paid (h)	Costs (i)
Year	($)	($)	($)	($)	($)	($)	($)	($)
First CEO Adjustments
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	6,269,997	1,046,316	—	—	(203,296)	(9,853,475)	343,661	77,378
Second CEO Adjustments
2023	6,600,049	3,630,508	5,503,248	(2,307,816)	76,121	—	1,075,548	1,760,708
2022	6,500,044	—	5,808,532	(720,892)	127,685	—	1,011,334	2,127,126
2021	6,000,059	2,487,905	6,312,998	1,652,234	61,320	—	775,597	1,997,018
2020	5,707,085	3,162,720	5,180,587	(1,434,026)	(203,296)	—	524,929	1,124,663
Average Non-CEO NEOs Adjustments
2023	1,855,961	910,096	1,557,063	(632,748)	(74,348)	—	376,508	461,714
2022	1,921,542	—	1,717,117	(212,267)	56,245	—	335,235	604,879
2021	1,806,406	441,174	1,900,621	502,384	22,142	—	274,281	564,549
2020	1,985,373	1,622,524	1,788,516	(553,066)	(76,170)	—	184,480	317,873

(a)

Fair values shown apply updated assumptions from the grant date assumptions described in the “Stock Plans” note to our consolidated financial statements for each applicable year’s Annual Report on Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of each year’s last day or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of each year or, if earlier, the vesting date.

(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for each year from December 31 of the prior year to December 31 of the applicable year.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during that same year.
(e)	For awards granted in a prior year, reflects the change in fair value between the year-end and the previous year-end for outstanding and unvested awards.

(f)	For awards that vested, reflects the change in fair value between the end of the previous year and the vest date.
(g)	Reflects the fair value as of the end of the prior year for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.

Non-PEO NEO Average Total Compensation Amount		$ 5,705,089	$ 5,304,553	$ 3,917,487	$ 4,992,680
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,627,220	5,884,220	4,933,885	3,046,417
Adjustment to Non-PEO NEO Compensation Footnote
(2)

The dollar amounts represent the amount of compensation actually paid to each NEO, as computed in accordance with applicable SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year. The following adjustments were made to the amounts shown in the “Total” column of the Summary Compensation Table (“SCT”) to calculate the compensation actually paid amounts:

	Deductions from SCT Total		Additions to SCT Total (a)
				Change in		Prior-Year
			Value	Fair Value for		Fair Value
			for Outstanding	Outstanding	Change in	for Forfeited
	Grant Date Fair	Change in	Awards	Awards	Fair Value	Awards	Dividend	Pension
	Value of Equity	Pension	Granted This	Granted in	for Vested	Granted in any	Equivalents	Service
	Awards (b)	Value (c)	Year (d)	Prior Years (e)	Awards (f)	Prior Year (g)	Paid (h)	Costs (i)
Year	($)	($)	($)	($)	($)	($)	($)	($)
First CEO Adjustments
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—
2020	6,269,997	1,046,316	—	—	(203,296)	(9,853,475)	343,661	77,378
Second CEO Adjustments
2023	6,600,049	3,630,508	5,503,248	(2,307,816)	76,121	—	1,075,548	1,760,708
2022	6,500,044	—	5,808,532	(720,892)	127,685	—	1,011,334	2,127,126
2021	6,000,059	2,487,905	6,312,998	1,652,234	61,320	—	775,597	1,997,018
2020	5,707,085	3,162,720	5,180,587	(1,434,026)	(203,296)	—	524,929	1,124,663
Average Non-CEO NEOs Adjustments
2023	1,855,961	910,096	1,557,063	(632,748)	(74,348)	—	376,508	461,714
2022	1,921,542	—	1,717,117	(212,267)	56,245	—	335,235	604,879
2021	1,806,406	441,174	1,900,621	502,384	22,142	—	274,281	564,549
2020	1,985,373	1,622,524	1,788,516	(553,066)	(76,170)	—	184,480	317,873

(a)

Fair values shown apply updated assumptions from the grant date assumptions described in the “Stock Plans” note to our consolidated financial statements for each applicable year’s Annual Report on Form 10-K. Fair values for PSUs take into account the probable outcome of the performance conditions as of each year’s last day or, if earlier, the vesting date. Fair values for RSUs use the price of Altria common stock as of the last day of each year or, if earlier, the vesting date.

(b)	Each amount shown is the aggregate grant date fair value of stock awards determined pursuant to FASB Codification Topic 718.
(c)	The amounts show the change in the present value of each NEO’s pension benefits for each year from December 31 of the prior year to December 31 of the applicable year.
(d)	Reflects the fair value as of December 31 for outstanding and unvested grants awarded during that same year.
(e)	For awards granted in a prior year, reflects the change in fair value between the year-end and the previous year-end for outstanding and unvested awards.

(f)	For awards that vested, reflects the change in fair value between the end of the previous year and the vest date.
(g)	Reflects the fair value as of the end of the prior year for awards forfeited during the year.
(h)	Reflects the sum of all dividend equivalents on unvested RSUs that were paid during the year.
(i)	Reflects the actuarial present value of benefits attributed by the pension benefit formula to services rendered by each NEO during that period.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

(1)	Adjusted diluted EPS is a non-GAAP financial measure. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures and reconciliations of these non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group

Tabular List, Table

The following table lists the most important performance measures that Altria used to link company performance to compensation actually paid to the NEOs for the most recently completed fiscal year. The first five items listed are financial performance measures. Strategic initiatives are non-financial performance measures that are defined by the Committee with respect to awards under the cash-based annual incentive award and LTIP programs.

Most Important Performance Measures
Adjusted Diluted EPS (1)
Adjusted Discretionary Cash Flow (1)
Total Adjusted OCI (1)
Cash Conversion (1)
Relative TSR
Strategic Initiatives
(1)

Adjusted diluted EPS, adjusted discretionary cash flow, total adjusted OCI and cash conversion are non-GAAP financial measures. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures.

Total Shareholder Return Amount		$ 112.08	116.24	111.37	89.62
Peer Group Total Shareholder Return Amount		127.99	133.76	122.64	105.56
Net Income (Loss)		$ 8,130,000,000	$ 5,764,000,000	$ 2,475,000,000	$ 4,467,000,000
Company Selected Measure Amount | $ / shares		4.95	4.84	4.61	4.36
PEO Name	Howard A. Willard III					William F. Gifford, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Diluted EPS
Non-GAAP Measure Description
(1)

Adjusted diluted EPS, adjusted discretionary cash flow, total adjusted OCI and cash conversion are non-GAAP financial measures. See Exhibit A to this Proxy Statement for information regarding non-GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted Discretionary Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name		Total Adjusted OCI
Measure:: 4
Pay vs Performance Disclosure
Name		Cash Conversion
Measure:: 5
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name		Strategic Initiatives
Howard A. Willard III
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 17,835,316
PEO Actually Paid Compensation Amount					883,271
William F. Gifford, Jr
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 18,528,628	$ 16,199,700	$ 12,626,972	12,238,397
PEO Actually Paid Compensation Amount		14,405,880	18,053,441	14,938,175	8,561,449
PEO | Howard A. Willard III | Grant Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(6,269,997)
PEO | Howard A. Willard III | Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(1,046,316)
PEO | Howard A. Willard III | Value for Outstanding Awards Granted This Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Howard A. Willard III | Change in Fair Value for Outstanding Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Howard A. Willard III | Change in Fair Value for Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(203,296)
PEO | Howard A. Willard III | Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	(9,853,475)
PEO | Howard A. Willard III | Dividend Equivalents Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	343,661
PEO | Howard A. Willard III | Pension Service Costs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	77,378
PEO | William F. Gifford, Jr | Grant Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,600,049)	(6,500,044)	(6,000,059)	(5,707,085)
PEO | William F. Gifford, Jr | Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,630,508)	0	(2,487,905)	(3,162,720)
PEO | William F. Gifford, Jr | Value for Outstanding Awards Granted This Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,503,248	5,808,532	6,312,998	5,180,587
PEO | William F. Gifford, Jr | Change in Fair Value for Outstanding Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,307,816)	(720,892)	1,652,234	(1,434,026)
PEO | William F. Gifford, Jr | Change in Fair Value for Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		76,121	127,685	61,320	(203,296)
PEO | William F. Gifford, Jr | Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | William F. Gifford, Jr | Dividend Equivalents Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,075,548	1,011,334	775,597	524,929
PEO | William F. Gifford, Jr | Pension Service Costs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,760,708	2,127,126	1,997,018	1,124,663
Non-PEO NEO | Grant Date Fair Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,855,961)	(1,921,542)	(1,806,406)	(1,985,373)
Non-PEO NEO | Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(910,096)	0	(441,174)	(1,622,524)
Non-PEO NEO | Value for Outstanding Awards Granted This Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,557,063	1,717,117	1,900,621	1,788,516
Non-PEO NEO | Change in Fair Value for Outstanding Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(632,748)	(212,267)	502,384	(553,066)
Non-PEO NEO | Change in Fair Value for Vested Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(74,348)	56,245	22,142	(76,170)
Non-PEO NEO | Prior-Year Fair Value for Forfeited Awards Granted in any Prior Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Dividend Equivalents Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		376,508	335,235	274,281	184,480
Non-PEO NEO | Pension Service Costs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 461,714	$ 604,879	$ 564,549	$ 317,873